Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.6%		Shares	Value
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.		23,800	$6,852,258

Air Freight & Logistics - 0.5%
FedEx Corp.		8,500	2,004,385

Automobile Components - 8.9%
Adient PLC (a)		441,900	10,640,952
Aptiv PLC (a)		48,600	4,190,292
BorgWarner, Inc.		90,100	3,960,796
Goodyear Tire & Rubber Co. (a)		190,100	1,421,948
Lear Corp.		39,700	3,994,217
Magna International, Inc.		218,800	10,366,744
			34,574,949

Banks - 9.2%
Citizens Financial Group, Inc.		258,500	13,741,860
Comerica, Inc.		57,100	3,912,492
First Citizens BancShares, Inc./NC - Class A		1,087	1,944,817
KeyCorp		127,800	2,388,582
Popular, Inc.		108,200	13,742,482
			35,730,233

Beverages - 0.5%
Constellation Brands, Inc. - Class A		14,900	2,006,583

Capital Markets - 2.9%
Northern Trust Corp.		15,100	2,032,460
State Street Corp.		80,800	9,373,608
			11,406,068

Chemicals - 2.9%
Huntsman Corp.		182,800	1,641,544
Olin Corp.		385,500	9,633,645
			11,275,189

Commercial Services & Supplies - 2.0%
Brink's Co.		68,100	7,958,166

Communications Equipment - 6.1%
F5, Inc. (a)		29,000	9,372,510
Telefonaktiebolaget LM Ericsson - ADR		1,756,800	14,528,736
			23,901,246

Construction & Engineering - 2.3%
Fluor Corp. (a)		215,700	9,074,499

Consumer Finance - 3.3%
Ally Financial, Inc.		184,700	7,240,240
SLM Corp.		209,500	5,798,960
			13,039,200

Electric Utilities - 1.6%
NRG Energy, Inc.		17,600	2,850,320
PPL Corp.		94,500	3,511,620
			6,361,940

Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.		85,500	4,469,940

Energy Equipment & Services - 1.9%
Halliburton Co.		146,900	3,613,740
NOV, Inc.		283,500	3,756,375
			7,370,115

Entertainment - 1.6%
Warner Bros Discovery, Inc. (a)		329,310	6,431,424

Financial Services - 0.4%
Euronet Worldwide, Inc. (a)		16,100	1,413,741

Food Products - 1.9%
Conagra Brands, Inc.		93,000	1,702,830
J M Smucker Co.		27,000	2,932,200
Kraft Heinz Co.		111,200	2,895,648
			7,530,678

Ground Transportation - 1.5%
U-Haul Holding Co.		113,100	5,756,790

Health Care Equipment & Supplies - 2.4%
GE HealthCare Technologies, Inc.		75,100	5,640,010
Solventum Corp. (a)		51,100	3,730,300
			9,370,310

Health Care Providers & Services - 7.4%
Centene Corp. (a)		252,500	9,009,200
Humana, Inc.		31,400	8,169,338
Labcorp Holdings, Inc.		8,200	2,353,892
Universal Health Services, Inc. - Class B		45,000	9,199,800
			28,732,230

Hotels, Restaurants & Leisure - 1.2%
Marriott Vacations Worldwide Corp.		68,000	4,526,080

Household Durables - 1.1%
Whirlpool Corp.		52,800	4,150,080

Insurance - 3.6%
American International Group, Inc.		178,600	14,027,244

IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A		57,100	3,829,697

Machinery - 4.2%
AGCO Corp.		22,800	2,441,196
CNH Industrial NV		519,800	5,639,830
Stanley Black & Decker, Inc.		109,600	8,146,568
			16,227,594

Media - 2.6%
Omnicom Group, Inc.		39,500	3,220,435
WPP PLC - ADR		282,400	7,074,120
			10,294,555

Multi-Utilities - 2.0%
Dominion Energy, Inc.		124,800	7,634,016

Oil, Gas & Consumable Fuels - 12.5%
APA Corp.		758,766	18,422,839
Baytex Energy Corp.		1,949,800	4,562,532
California Resources Corp.		81,500	4,334,170
Crescent Energy Co. - Class A		570,787	5,091,420
Kosmos Energy Ltd. (a)		4,795,120	7,959,899
Murphy Oil Corp.		76,900	2,184,729
Ovintiv, Inc.		155,300	6,271,014
			48,826,603

Personal Care Products - 0.9%
Herbalife Ltd. (a)		422,600	3,566,744

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)		29,600	3,901,280

Professional Services - 0.9%
ManpowerGroup, Inc.		89,700	3,399,630

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)		7,800	2,326,584

Software - 1.3%
Workday, Inc. - Class A (a)		21,700	5,223,841

Specialty Retail - 1.0%
Lithia Motors, Inc.		13,000	4,108,000

Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)		98,800	1,968,096

Trading Companies & Distributors - 1.0%
WESCO International, Inc.		17,800	3,764,700
TOTAL COMMON STOCKS (Cost $347,805,576)			373,034,688

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%		Shares	Value
Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust		161,600	1,840,624
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,131,489)			1,840,624

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.0%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		15,629,730	15,629,730
TOTAL MONEY MARKET FUNDS (Cost $15,629,730)			15,629,730

TIME DEPOSITS - 0.0%(c)		Par	Value
Royal Bank of Canada, 3.44%, 10/01/2025 (d)		61,717	61,717
TOTAL TIME DEPOSITS (Cost $61,717)			61,717

TOTAL INVESTMENTS - 100.1% (Cost $365,628,512)			390,566,759
Liabilities in Excess of Other Assets - (0.1)%			(231,854)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$390,334,905
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Mid-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$373,034,688	$–	$–	$373,034,688
Real Estate Investment Trusts - Common	1,840,624	–	–	1,840,624
Money Market Funds	15,629,730	–	–	15,629,730
Time Deposits	–	61,717	–	61,717
Total Investments	$390,505,042	$61,717	$–	$390,566,759

Refer to the Schedule of Investments for further disaggregation of investment categories.